Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments (Tables) [Line Items]
Schedule of Financial Assets at Amortized Cost

Financial assets at amortized cost:

	December 31,
	2025	2024
	USD in thousands
Trade receivable and other assets	13,659	14,789
Restricted cash and bank deposit	681	388
Total current assets	14,340	15,177
Long-term deposit	216	165
Total non-current assets	216	165

Schedule of Other Financial Liabilities	Other financial liabilities:
Other financial liabilities at amortized cost:
Short-term loans (1)	13,983	13,534
Convertible loans	1,626	24,763
Trade payables	9,825	8,200
Other accounts payable	43,168	39,474
Liabilities for government grants	557	442
Total other financial liabilities at amortized cost	69,159	86,413

Total current liabilities	68,890	86,240
Total non-current liabilities	269	173

(1)	The interest rate is Prime (Bank of Israel intrabank plus 1.5%) + 0.7%-4.85%.